NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) attributable to common stockholders - Basic	$ 904,930	$ (2,823,645)	$ (5,987,241)	$ (5,804,378)
Interest expense and remeasurement of Senior Convertible Notes liability	(1,168,000)
Net income (loss) attributable to common stockholders - Diluted	$ (263,070)	$ (2,823,645)	$ (5,987,241)	$ (5,804,378)
Denominator:
Weighted-average common shares outstanding used in basic calculation	16,057,630	3,958,258	16,045,110	3,950,009	10,021,632	3,957,783
Add: dilutive effect of potential common shares	3,083,601
Weighted-average common shares outstanding used in diluted calculation	19,141,231	3,958,258	16,045,110	3,950,009	10,021,632	3,957,783
Basic earnings per share	$ 0.06	$ (0.71)	$ (0.37)	$ (1.47)	$ (0.71)	$ (1.51)
Diluted earnings per share	$ (0.01)	$ (0.71)	$ (0.37)	$ (1.47)	$ (0.71)	$ (1.51)
Shares excluded from diluted earnings per share due to their anti-dilutive effect	11,513,547	12,542,981	14,419,123	12,542,981	9,691,497	12,737,670